Supplemental quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data [Abstract]
Revenues	$ 138,972	$ 132,460	$ 131,727	$ 107,111	$ 84,942	$ 60,135	$ 49,930	$ 46,993	$ 290,972	$ 238,838	$ 510,270	$ 242,000	$ 96,574
Operating income	39,663	54,603	58,471	49,162	26,573	19,379	9,640	17,390	96,912	107,633	201,899	72,982	(253,529)
Net income	$ 1,566	$ 58,246	$ 41,072	$ 4,670	$ 35,090	$ 16,633	$ 10,602	$ 23,923	$ 57,210	$ 45,742	$ 105,554	$ 86,248	$ (184,495)
Pro forma net income per share:
Basic (in dollars per share)	$ 0.01										$ 0.98
Diluted (in dollars per share)	$ 0.01										$ 0.98